Notes to the consolidated financial statements - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Trade receivables	€ 14,326	€ 6,295
Contract assets	2,758	2,707
Contract liabilities	€ 92,680	€ 107,308